Loans Measured at Amortized Cost - Summary of Loan Types and Customer Types of Loans to Customers other than Banks (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2025	Dec. 31, 2024
Details Of Loans Excluding In Other Than Banks [Line Items]
Loans Excluding In Other Than Banks	₩ 483,218,968	₩ 462,272,225
Gross carrying amount
Details Of Loans Excluding In Other Than Banks [Line Items]
Proportions (%)	100.00%	100.00%
Loans Excluding In Other Than Banks	₩ 488,623,125	₩ 467,874,447
Gross carrying amount | Loans in Korean won
Details Of Loans Excluding In Other Than Banks [Line Items]
Loans Excluding In Other Than Banks	408,844,701	391,501,405
Gross carrying amount | Loans in foreign currencies
Details Of Loans Excluding In Other Than Banks [Line Items]
Loans Excluding In Other Than Banks	32,193,700	32,933,186
Gross carrying amount | Domestic import usance bills
Details Of Loans Excluding In Other Than Banks [Line Items]
Loans Excluding In Other Than Banks	3,576,639	3,790,808
Gross carrying amount | Off-shore funding loans
Details Of Loans Excluding In Other Than Banks [Line Items]
Loans Excluding In Other Than Banks	959,102	626,058
Gross carrying amount | Call loans
Details Of Loans Excluding In Other Than Banks [Line Items]
Loans Excluding In Other Than Banks	450,000
Gross carrying amount | Bills bought in Korean won
Details Of Loans Excluding In Other Than Banks [Line Items]
Loans Excluding In Other Than Banks	1,691	1,862
Gross carrying amount | Bills bought in foreign currencies
Details Of Loans Excluding In Other Than Banks [Line Items]
Loans Excluding In Other Than Banks	2,611,182	2,379,270
Gross carrying amount | Guarantee payments under acceptances and guarantees
Details Of Loans Excluding In Other Than Banks [Line Items]
Loans Excluding In Other Than Banks	5,414	16,930
Gross carrying amount | Credit card receivables in Korean won
Details Of Loans Excluding In Other Than Banks [Line Items]
Loans Excluding In Other Than Banks	23,103,760	23,436,170
Gross carrying amount | Credit card receivables in foreign currencies
Details Of Loans Excluding In Other Than Banks [Line Items]
Loans Excluding In Other Than Banks	31,326	42,304
Gross carrying amount | Bonds purchased under repurchase agreements
Details Of Loans Excluding In Other Than Banks [Line Items]
Loans Excluding In Other Than Banks	8,084,671	4,967,067
Gross carrying amount | Privately placed bonds
Details Of Loans Excluding In Other Than Banks [Line Items]
Loans Excluding In Other Than Banks	390,175	389,783
Gross carrying amount | Factored receivables
Details Of Loans Excluding In Other Than Banks [Line Items]
Loans Excluding In Other Than Banks	81,374	62,609
Gross carrying amount | Lease receivables
Details Of Loans Excluding In Other Than Banks [Line Items]
Loans Excluding In Other Than Banks	512,327	600,901
Gross carrying amount | Loans for installment credit
Details Of Loans Excluding In Other Than Banks [Line Items]
Loans Excluding In Other Than Banks	7,777,063	7,126,094
Allowances for credit losses
Details Of Loans Excluding In Other Than Banks [Line Items]
Loans Excluding In Other Than Banks	(5,404,157)	(5,602,222)
Retail
Details Of Loans Excluding In Other Than Banks [Line Items]
Loans Excluding In Other Than Banks	₩ 207,384,497	₩ 199,235,231
Retail | Gross carrying amount
Details Of Loans Excluding In Other Than Banks [Line Items]
Proportions (%)	42.75%	42.92%
Loans Excluding In Other Than Banks	₩ 208,884,751	₩ 200,823,048
Retail | Gross carrying amount | Loans in Korean won
Details Of Loans Excluding In Other Than Banks [Line Items]
Loans Excluding In Other Than Banks	195,458,599	188,109,614
Retail | Gross carrying amount | Loans in foreign currencies
Details Of Loans Excluding In Other Than Banks [Line Items]
Loans Excluding In Other Than Banks	6,139,413	5,978,891
Retail | Gross carrying amount | Domestic import usance bills
Details Of Loans Excluding In Other Than Banks [Line Items]
Loans Excluding In Other Than Banks	0	0
Retail | Gross carrying amount | Off-shore funding loans
Details Of Loans Excluding In Other Than Banks [Line Items]
Loans Excluding In Other Than Banks	0	0
Retail | Gross carrying amount | Call loans
Details Of Loans Excluding In Other Than Banks [Line Items]
Loans Excluding In Other Than Banks	0
Retail | Gross carrying amount | Bills bought in Korean won
Details Of Loans Excluding In Other Than Banks [Line Items]
Loans Excluding In Other Than Banks	0	0
Retail | Gross carrying amount | Bills bought in foreign currencies
Details Of Loans Excluding In Other Than Banks [Line Items]
Loans Excluding In Other Than Banks	0	0
Retail | Gross carrying amount | Guarantee payments under acceptances and guarantees
Details Of Loans Excluding In Other Than Banks [Line Items]
Loans Excluding In Other Than Banks	0	0
Retail | Gross carrying amount | Credit card receivables in Korean won
Details Of Loans Excluding In Other Than Banks [Line Items]
Loans Excluding In Other Than Banks	0	0
Retail | Gross carrying amount | Credit card receivables in foreign currencies
Details Of Loans Excluding In Other Than Banks [Line Items]
Loans Excluding In Other Than Banks	0	0
Retail | Gross carrying amount | Bonds purchased under repurchase agreements
Details Of Loans Excluding In Other Than Banks [Line Items]
Loans Excluding In Other Than Banks	0	0
Retail | Gross carrying amount | Privately placed bonds
Details Of Loans Excluding In Other Than Banks [Line Items]
Loans Excluding In Other Than Banks	0	0
Retail | Gross carrying amount | Factored receivables
Details Of Loans Excluding In Other Than Banks [Line Items]
Loans Excluding In Other Than Banks	3,563	7
Retail | Gross carrying amount | Lease receivables
Details Of Loans Excluding In Other Than Banks [Line Items]
Loans Excluding In Other Than Banks	429,444	406,844
Retail | Gross carrying amount | Loans for installment credit
Details Of Loans Excluding In Other Than Banks [Line Items]
Loans Excluding In Other Than Banks	6,853,732	6,327,692
Retail | Allowances for credit losses
Details Of Loans Excluding In Other Than Banks [Line Items]
Loans Excluding In Other Than Banks	(1,500,254)	(1,587,817)
Corporate
Details Of Loans Excluding In Other Than Banks [Line Items]
Loans Excluding In Other Than Banks	₩ 253,415,289	₩ 240,435,260
Corporate | Gross carrying amount
Details Of Loans Excluding In Other Than Banks [Line Items]
Proportions (%)	52.52%	52.06%
Loans Excluding In Other Than Banks	₩ 256,603,288	₩ 243,572,925
Corporate | Gross carrying amount | Loans in Korean won
Details Of Loans Excluding In Other Than Banks [Line Items]
Loans Excluding In Other Than Banks	213,386,102	203,391,791
Corporate | Gross carrying amount | Loans in foreign currencies
Details Of Loans Excluding In Other Than Banks [Line Items]
Loans Excluding In Other Than Banks	26,054,287	26,954,295
Corporate | Gross carrying amount | Domestic import usance bills
Details Of Loans Excluding In Other Than Banks [Line Items]
Loans Excluding In Other Than Banks	3,576,639	3,790,808
Corporate | Gross carrying amount | Off-shore funding loans
Details Of Loans Excluding In Other Than Banks [Line Items]
Loans Excluding In Other Than Banks	959,102	626,058
Corporate | Gross carrying amount | Call loans
Details Of Loans Excluding In Other Than Banks [Line Items]
Loans Excluding In Other Than Banks	450,000
Corporate | Gross carrying amount | Bills bought in Korean won
Details Of Loans Excluding In Other Than Banks [Line Items]
Loans Excluding In Other Than Banks	1,691	1,862
Corporate | Gross carrying amount | Bills bought in foreign currencies
Details Of Loans Excluding In Other Than Banks [Line Items]
Loans Excluding In Other Than Banks	2,611,182	2,379,270
Corporate | Gross carrying amount | Guarantee payments under acceptances and guarantees
Details Of Loans Excluding In Other Than Banks [Line Items]
Loans Excluding In Other Than Banks	5,414	16,930
Corporate | Gross carrying amount | Credit card receivables in Korean won
Details Of Loans Excluding In Other Than Banks [Line Items]
Loans Excluding In Other Than Banks	0	0
Corporate | Gross carrying amount | Credit card receivables in foreign currencies
Details Of Loans Excluding In Other Than Banks [Line Items]
Loans Excluding In Other Than Banks	0	0
Corporate | Gross carrying amount | Bonds purchased under repurchase agreements
Details Of Loans Excluding In Other Than Banks [Line Items]
Loans Excluding In Other Than Banks	8,084,671	4,967,067
Corporate | Gross carrying amount | Privately placed bonds
Details Of Loans Excluding In Other Than Banks [Line Items]
Loans Excluding In Other Than Banks	390,175	389,783
Corporate | Gross carrying amount | Factored receivables
Details Of Loans Excluding In Other Than Banks [Line Items]
Loans Excluding In Other Than Banks	77,811	62,602
Corporate | Gross carrying amount | Lease receivables
Details Of Loans Excluding In Other Than Banks [Line Items]
Loans Excluding In Other Than Banks	82,883	194,057
Corporate | Gross carrying amount | Loans for installment credit
Details Of Loans Excluding In Other Than Banks [Line Items]
Loans Excluding In Other Than Banks	923,331	798,402
Corporate | Allowances for credit losses
Details Of Loans Excluding In Other Than Banks [Line Items]
Loans Excluding In Other Than Banks	(3,187,999)	(3,137,665)
Credit card
Details Of Loans Excluding In Other Than Banks [Line Items]
Loans Excluding In Other Than Banks	₩ 22,419,182	₩ 22,601,734
Credit card | Gross carrying amount
Details Of Loans Excluding In Other Than Banks [Line Items]
Proportions (%)	4.73%	5.02%
Loans Excluding In Other Than Banks	₩ 23,135,086	₩ 23,478,474
Credit card | Gross carrying amount | Loans in Korean won
Details Of Loans Excluding In Other Than Banks [Line Items]
Loans Excluding In Other Than Banks	0	0
Credit card | Gross carrying amount | Loans in foreign currencies
Details Of Loans Excluding In Other Than Banks [Line Items]
Loans Excluding In Other Than Banks	0	0
Credit card | Gross carrying amount | Domestic import usance bills
Details Of Loans Excluding In Other Than Banks [Line Items]
Loans Excluding In Other Than Banks	0	0
Credit card | Gross carrying amount | Off-shore funding loans
Details Of Loans Excluding In Other Than Banks [Line Items]
Loans Excluding In Other Than Banks	0	0
Credit card | Gross carrying amount | Call loans
Details Of Loans Excluding In Other Than Banks [Line Items]
Loans Excluding In Other Than Banks	0
Credit card | Gross carrying amount | Bills bought in Korean won
Details Of Loans Excluding In Other Than Banks [Line Items]
Loans Excluding In Other Than Banks	0	0
Credit card | Gross carrying amount | Bills bought in foreign currencies
Details Of Loans Excluding In Other Than Banks [Line Items]
Loans Excluding In Other Than Banks	0	0
Credit card | Gross carrying amount | Guarantee payments under acceptances and guarantees
Details Of Loans Excluding In Other Than Banks [Line Items]
Loans Excluding In Other Than Banks	0	0
Credit card | Gross carrying amount | Credit card receivables in Korean won
Details Of Loans Excluding In Other Than Banks [Line Items]
Loans Excluding In Other Than Banks	23,103,760	23,436,170
Credit card | Gross carrying amount | Credit card receivables in foreign currencies
Details Of Loans Excluding In Other Than Banks [Line Items]
Loans Excluding In Other Than Banks	31,326	42,304
Credit card | Gross carrying amount | Bonds purchased under repurchase agreements
Details Of Loans Excluding In Other Than Banks [Line Items]
Loans Excluding In Other Than Banks	0	0
Credit card | Gross carrying amount | Privately placed bonds
Details Of Loans Excluding In Other Than Banks [Line Items]
Loans Excluding In Other Than Banks	0	0
Credit card | Gross carrying amount | Factored receivables
Details Of Loans Excluding In Other Than Banks [Line Items]
Loans Excluding In Other Than Banks	0	0
Credit card | Gross carrying amount | Lease receivables
Details Of Loans Excluding In Other Than Banks [Line Items]
Loans Excluding In Other Than Banks	0	0
Credit card | Gross carrying amount | Loans for installment credit
Details Of Loans Excluding In Other Than Banks [Line Items]
Loans Excluding In Other Than Banks	0	0
Credit card | Allowances for credit losses
Details Of Loans Excluding In Other Than Banks [Line Items]
Loans Excluding In Other Than Banks	₩ (715,904)	₩ (876,740)